Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	FMR Corp. 82 Devonshire Street Boston MA 02109-3614 617 563 7000

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	May 3, 2007

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Fidelity Rutland Square Trust (the trust):
PAS International Fund of Funds PAS Small Cap Fund of Funds PAS U.S. Opportunity Fund of Funds (the funds)
File Nos. 333-109560 and 811-21439

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/Stephen Fisher
Stephen Fisher
Secretary